FundX Future Fund Opportunities ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 54.2%	Shares	Value
Basic Materials - 1.6%
Carpenter Technology Corp.	3,693	$1,020,671
Sensient Technologies Corp.	9,822	967,664
		1,988,335

Communications - 5.4%
Chewy, Inc. - Class A (a)	16,814	716,613
Ciena Corp. (a)	10,036	816,228
Credo Technology Group Holding Ltd. (a)	8,925	826,366
GDS Holdings Ltd. - ADR (a)	26,364	805,947
InterDigital, Inc.	3,693	828,081
Millicom International Cellular SA	27,876	1,044,514
Pinterest, Inc. - Class A (a)	19,892	713,327
Q2 Holdings, Inc. (a)	11,908	1,114,470
		6,865,546

Consumer, Cyclical - 7.6%
BJ's Wholesale Club Holdings, Inc. (a)	6,608	712,541
Cheesecake Factory, Inc.	16,644	1,042,913
DraftKings, Inc. - Class A (a)	27,587	1,183,206
FirstCash Holdings, Inc.	6,608	893,005
Ollie's Bargain Outlet Holdings, Inc. (a)	6,591	868,562
Planet Fitness, Inc. - Class A (a)	10,583	1,154,076
Shake Shack, Inc. - Class A (a)	6,608	929,085
Wingstop, Inc.	2,932	987,322
Wynn Resorts Ltd.	10,019	938,480
YETI Holdings, Inc. (a)	26,551	836,887
		9,546,077

Consumer, Non-cyclical - 14.6%
ADMA Biologics, Inc. (a)	40,175	731,587
BellRing Brands, Inc. (a)	10,087	584,340
Bright Horizons Family Solutions, Inc. (a)	7,967	984,642
Catalyst Pharmaceuticals, Inc. (a)	26,789	581,321
Celsius Holdings, Inc. (a)	17,952	832,793
ConvaTec Group PLC - ADR	44,486	726,901
elf Beauty, Inc. (a)	6,608	822,300
Globus Medical, Inc. - Class A (a)	16,729	987,346
Guardant Health, Inc. (a)	21,730	1,130,829
Halozyme Therapeutics, Inc. (a)	19,926	1,036,551
HealthEquity, Inc. (a)	7,471	782,662
Ionis Pharmaceuticals, Inc. (a)	29,595	1,169,298
iRhythm Technologies, Inc. (a)	6,608	1,017,368
Natera, Inc. (a)	6,078	1,026,817
Penumbra, Inc. (a)	3,975	1,020,104
RadNet, Inc. (a)	13,318	757,927
Remitly Global, Inc. (a)	33,312	625,266
RxSight, Inc. (a)	46,749	607,737
Sprouts Farmers Market, Inc. (a)	6,608	1,087,941
Stride, Inc. (a)	6,625	961,884
Verra Mobility Corp. (a)	39,784	1,010,116
		18,485,730

Energy - 0.9%
TechnipFMC PLC	33,040	1,137,897

Financial - 3.3%
Goosehead Insurance, Inc. - Class A	8,796	928,066
Palomar Holdings, Inc. (a)	5,317	820,147
Piper Sandler Cos.	2,650	736,541
StoneX Group, Inc. (a)	7,950	724,563
Wintrust Financial Corp.	7,950	985,641
		4,194,958

Industrial - 11.2%
Advanced Drainage Systems, Inc.	9,540	1,095,764
AeroVironment, Inc. (a)	5,300	1,510,235
BWX Technologies, Inc.	7,899	1,137,930
Casella Waste Systems, Inc. - Class A (a)	6,625	764,393
Coherent Corp. (a)	11,925	1,063,829
Embraer SA - ADR	13,148	748,253
ESCO Technologies, Inc.	3,975	762,683
Knife River Corp. (a)	10,155	829,054
Kratos Defense & Security Solutions, Inc. (a)	19,790	919,246
Mercury Systems, Inc. (a)	19,909	1,072,299
Oshkosh Corp.	6,625	752,203
Sterling Infrastructure, Inc. (a)	3,958	913,229
Tetra Tech, Inc.	26,517	953,551
Watts Water Technologies, Inc. - Class A	3,445	847,091
Zurn Elkay Water Solutions Corp.	19,892	727,450
		14,097,210

Technology - 9.6%
Bentley Systems, Inc. - Class B	16,644	898,277
Cirrus Logic, Inc. (a)	6,608	688,917
Clearwater Analytics Holdings, Inc. - Class A (a)	33,363	731,651
CyberArk Software Ltd. (a)	2,650	1,078,232
Dayforce, Inc. (a)	16,746	927,561
Dynatrace, Inc. (a)	18,567	1,025,084
Gitlab, Inc. - Class A (a)	20,130	908,064
Global-e Online Ltd. (a)	20,011	671,169
Lumentum Holdings, Inc. (a)	11,857	1,127,126
Nutanix, Inc. - Class A (a)	9,309	711,580
ON Semiconductor Corp. (a)	16,379	858,423
PAR Technology Corp. (a)	13,267	920,332
Pure Storage, Inc. - Class A (a)	14,609	841,186
Silicon Laboratories, Inc. (a)	5,266	775,998
		12,163,600
TOTAL COMMON STOCKS (Cost $65,232,143)		68,479,353

INVESTMENT COMPANIES - 45.2%	Shares	Value
Invesco QQQ Trust Series 1	1,441	794,913
iShares Russell 2000 Value ETF	7,954	1,254,823

iShares Russell 1000 Growth ETF	1,102	467,887
Vanguard Growth ETF	900	394,560

Communication Services Select Sector SPDR Fund	298	32,342
Consumer Discretionary Select Sector SPDR Trust	69	14,996
Dimensional US Core Equity 2 ETF	500	17,920
First Trust Dow Jones Select Microcap Index Fund	1,400	100,287
Global X US Infrastructure Development ETF	874	38,089
Health Care Select Sector SPDR Fund	36	4,852
Invesco Aerospace & Defense ETF	16	2,267
Invesco Next Gen Media and Gaming ETF	250	15,340
Invesco RAFI US 1500 Small-Mid ETF	1,350	54,904
Invesco S&P 500 Low Volatility ETF	236	17,186
Invesco S&P SmallCap 600 Pure Value ETF	228	23,887
Invesco Semiconductors ETF	510	30,580
iShares Core MSCI Emerging Markets ETF	144	8,644
iShares Core S&P 500 ETF	344	213,590
iShares Core S&P Mid-Cap ETF	8,799	545,714
iShares Core S&P Small-Cap ETF	31,894	3,485,695
iShares Core S&P Total U.S. Stock Market ETF	123	16,610
iShares Dow Jones Select Dividend Index Fund	80	10,625
iShares Micro-Cap ETF	2,377	303,448
iShares MSCI EAFE ETF	2,151	192,278
iShares MSCI EAFE Growth ETF	4,128	462,336
iShares MSCI EAFE Small-Cap ETF	27,273	1,982,202
iShares Russell 1000 Value ETF	84	16,315
iShares Russell 2000 Growth ETF	18,311	5,234,382
iShares Russell 2000 Value ETF	6,651	1,435,219
iShares Russell 3000 ETF	10	3,510
iShares Russell Mid-Cap ETF	3,286	302,213
iShares Russell Midcap Growth Index Fund	99,049	13,736,115
iShares Russell Mid-Cap Value ETF	27,975	3,696,617
iShares S&P 500 Value ETF	80	15,634
iShares S&P Mid-Cap 400 Growth ETF	15,914	1,447,856
iShares S&P Mid-Cap 400 Value ETF	19,662	2,429,830
iShares S&P Small-Cap 600 Growth ETF	64,211	8,542,631
iShares S&P Small-Cap 600 Value ETF	8,787	874,219
iShares U.S. Aerospace & Defense ETF	55	10,375
iShares U.S. Pharmaceuticals ETF	135	8,848
iShares U.S. Tech Breakthrough Multisector ETF	136	7,801
One Global ETF (a)	130	3,610
Schwab International Equity ETF	1,489	32,907
Schwab International Small-Cap Equity ETF	20,633	878,759
Schwab U.S. Large-Cap Growth ETF	8,813	257,428
Schwab U.S. Large-Cap Value ETF	119	3,293
Schwab U.S. Mid-Cap ETF	5,905	165,635
Schwab US Small-Cap ETF	6,290	159,137
SPDR Gold Trust (a)	85	25,911
SPDR Portfolio Developed World ex-US ETF	1,200	48,588
SPDR Portfolio S&P 500 Growth ETF	2,810	267,849
SPDR Portfolio S&P 500 Value ETF	365	19,104
SPDR S&P 400 Mid Cap Value ETF	800	63,544
SPDR S&P 400 Mid CapGrowth ETF	1,161	100,856
SPDR S&P 500 ETF Trust	572	353,410
SPDR S&P 600 Small Cap Growth ETF	3,432	304,590
SPDR S&P 600 Small CapValue ETF	946	75,453
SPDR S&P Aerospace & Defense ETF	217	45,774
SPDR S&P International Small Cap ETF	1,545	57,443
SPDR S&P MidCap 400 ETF Trust	961	544,387
Technology Select Sector SPDR Trust	220	55,711
VanEck Morningstar Wide Moat ETF	291	27,293
Vanguard Energy ETF	68	8,100
Vanguard ESG US Stock ETF	56	6,140
Vanguard Information Technology ETF	12	7,959
Vanguard Large-Cap ETF	43	12,268
Vanguard Mid-Cap ETF	189	52,888
Vanguard Small-Cap ETF	241	57,112
Vanguard Total Stock Market ETF	725	220,349
Vanguard Value ETF	27	4,772
WisdomTree International Quality Dividend Growth Fund	101,507	4,023,738
WisdomTree International SmallCap Dividend Fund	700	52,577
WisdomTree U.S. Quality Dividend Growth Fund	8,891	744,532
WisdomTree US SmallCap Fund	1,078	54,935

iShares U.S. Home Construction ETF	1,479	137,799
TOTAL INVESTMENT COMPANIES (Cost $33,377,746)		57,121,391

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.25% (b)	799,197	799,197
TOTAL SHORT-TERM INVESTMENTS (Cost $799,197)		799,197

TOTAL INVESTMENTS - 100.0% (Cost $99,409,086)		126,399,941
Liabilities in Excess of Other Assets - (0.0)% (c)		(49,028)
TOTAL NET ASSETS - 100.0%		$126,350,913
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Investments of the FundX Future Fund Opportunities ETF (the "Fund") in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Fund’s investments in investment companies are furnished by an independent pricing service that has been approved by the Fund’s Board of Trustees (the "Board"). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security's fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2025, the Fund did not hold fair valued securities.

The Fund may utilize various methods to measure the fair value of some of its investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$68,479,353	$–	$–	$68,479,353
Investment Companies	57,121,391	–	–	57,121,391
Money Market Funds	799,197	–	–	799,197
Total Investments	$126,399,941	$–	$–	$126,399,941

Refer to the Schedule of Investments for further disaggregation of investment categories.